Statements of Consolidated Shareholders' Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Additional Capital
Tax benefit of stock plans	$ 5.9	$ 7.3	$ 2.9